Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of future minimum rental payments for operating leases

	As of December 31,
	2024	2025
	RMB	RMB	US$
1 year (Including 1 year)	19,881,698	4,396,500	628,691
1 year to 2 years (Including 2 years)	15,925,475	718,780	102,784
2 years to 3 years (Including 3 years)	10,233,700	—	—
3 years to 4 years (Including 4 years)	9,335,618	—	—
4 years to 5 years (Including 5 years)	6,713,328	—	—
Over 5 years	14,278,622	—	—
Total lease payments	76,368,441	5,115,280	731,475
Less: imputed interest	8,965,407	227,400	32,518
Present value of lease liabilities	67,403,034	4,887,880	698,958
Less: Current portion	(18,696,986)	(4,232,810)	(605,284)
Non-current portion of lease liabilities	48,706,048	655,070	93,674

Schedule of operating lease supplemental cash flow information

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Cash payments for operating leases	30,645,878	13,668,558	1,954,578
Operating ROU assets released in exchange for operating lease liabilities	24,904,133	51,317,359	7,338,285
Operating ROU assets obtained in exchange for new operating lease liabilities	51,284,880	2,054,335	293,766